RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table summarizes the related party costs incurred by the Company for the three and nine months ended September 30, 2024 and for the period from August 28, 2023 to September 30, 2023:

	Three months ended September 30,	Period from August 28, 2023 to September 30,	Nine months ended September 30,	Period from August 28, 2023 to September 30,
	2024	2023	2024	2023
Affiliate costs
Base management fees	$422,238	$—	$422,238	$—
Incentive fees earned	—	—	—	—
General and administrative expenses reimbursable to Manager	492,870	—	492,870	—
Total	$915,108	$—	$915,108	$—